Taxation - Schedule of Income /(Loss) Before Income Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Loss) Before Income Taxes from Continuing Operations [Abstract]
United States	$ 186	$ (2,843)	$ (7,305)
Foreign	(716)	(318)	(1,947)
Total loss before income taxes	$ (530)	$ (3,161)	$ (9,252)